Options (Tables)	6 Months Ended
May 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of assumptions
	Three months ended		Six months ended
	31-May-19	31-May-18	31-May-19	31-May-18

Volatility	-	-	93.9% - 111.93%	-
Risk-free interest rate	1.62% - 1.90%	-	1.62% - 1.90%	-
Expected life (in years)	5.78 - 10.00	-	5.78 - 10.00	-
The weighted average grant date
fair value of options granted	0.22 - 0.28	-	0.22 - 0.28	-

Schedule of share-based compensation, stock options, activity
		May 31, 2019			May 31, 2018
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	#	$	$
Outstanding, beginning of period	555,651	37.70	16.69	582,811	32.00	17.20
Granted	1,887,000	0.35	0.26	-	-	-
Expired	(31,550)	37.71	17.60	(15,828)	54.20	39.20
Forfeited	(2,000)	14.93	8.19	(5,667)	11.90	10.20
Balance at
end of period	2,409,101	8.41	3.77	561,317	31.50	16.60

Options exercisable end of period	1,141,431	17.26	7.62	506,278	32.40	17.20

Schedule of employee service share-based compensation, allocation of recognized period costs
Stock-based compensation	Three months ended		Six months ended
related to:	May 31, 2019	May 31, 2018	May 31, 2019	May 31, 2018
	$	$	$	$

Research and development	128,257	56,957	131,757	67,995
Selling, general and administrative	31,759	6,162	30,532	26,811
	160,016	63,119	162,289	94,806